Receivables - Aging analysis (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of receivables [Line items]
Accounts receivable	€ 3,609	€ 4,992
Current [Member]
Disclosure of receivables [Line items]
Accounts receivable	3,046	4,273
Overdue 1-30 days [Member]
Disclosure of receivables [Line items]
Accounts receivable	256	267
Overdue 31-180 days [Member]
Disclosure of receivables [Line items]
Accounts receivable	242	310
Overdue > 180 days [Member]
Disclosure of receivables [Line items]
Accounts receivable	€ 63	€ 142